                                                   -----------------------------
                                                            OMB APPROVAL
                                                   -----------------------------
                                                    OMB NUMBER:       3235-0006
                                                    EXPIRES: DECEMBER 31, 2006
                                                    ESTIMATED AVERAGE BURDEN
                                                    HOURS PER RESPONSE .... 22.8
                                                   -----------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 -------------------------------
   Address:      222 N. LASALLE STREET, #2000
                 -------------------------------
                 CHICAGO, IL  60601
                 -------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Angela Newhouse            Chicago, Illinois     3/13/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                        --------------------

Form 13F Information Table Entry Total:          19
                                        --------------------

Form 13F Information Table Value Total:     $ 1,778,885
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                      FORM 13F INFORMATION TABLE

FORM 13F INFORMATION TABLE
3/31/2005


       COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
-----------------------  --------  ---------  ----------  ---------------------  ---------- -------- ----------------------------
                          TITLE                  VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER       OF CLASS    CUSIP     (X $1000)   PRN AMT    PRN  CALL  DISCRETION MANAGERS    SOLE       SHARED    NONE
-----------------------  --------  ---------  ----------  ----------  ---  ----  ---------- -------- ----------   ---------  ----
AETNA INC NEW            COM       00817Y108       3,444      45,954   SH           SOLE                 45,954
ALLSTATE CORP            COM       020002101         200       3,708   SH           SOLE                  3,708
BOEING CO                COM       097023105         263       4,500   SH           SOLE                  4,500
CAESARS ENTMT INC        COM       127687101       1,125      56,840   SH           SOLE                 56,840
COMPUTER ASSOC INTL INC  COM       204912109         228       8,427   SH           SOLE                  8,427
DEVON ENERGY CORP NEW    COM       25179M103         277       5,800   SH           SOLE                  5,800
FEDERAL NATL MTG ASSN    COM       313586109       1,089      20,000   SH           SOLE                 20,000
GENERAL DYNAMICS CORP    COM       369550108   1,665,303  15,556,306   SH           SOLE             15,556,306
GENERAL ELEC CO          COM       369604103         918      25,448   SH           SOLE                 25,448
HILTON HOTELS CORP       COM       432848109       1,270      56,840   SH           SOLE                 56,840
HOSPIRA INC              COM       441060100         807      25,000   SH           SOLE                 25,000
JPMORGAN & CHASE & CO    COM       46625H100       7,741     223,737   SH           SOLE                223,737
LABORATORY AMER HLDGS    COM NEW   50540R409       1,131      23,454   SH           SOLE                 23,454
MAYTAG CORP              COM       578592107      57,525   4,117,771   SH           SOLE              4,117,771
MEDIS TECHNOLOGIES LTD   COM       58500P107      32,836   2,289,801   SH           SOLE              2,289,801
PFIZER INC               COM       717081103         232       8,829   SH           SOLE                  8,829
PROCTER & GAMBLE CO      COM       742718109         231       4,352   SH           SOLE                  4,352
SUNGARD DATA SYS INC     COM       867363103       2,921      84,663   SH           SOLE                 84,663
US BANCORP DEL           COM NEW   902973304       1,344      46,641   SH           SOLE                 46,641

TOTAL                                          1,778,885  22,608,071                                 22,608,071